Dividends - Additional Information (Details) ₩ / shares in Units, ₩ in Millions		12 Months Ended
	Jun. 30, 2022 KRW (₩) ₩ / shares	Dec. 31, 2022 KRW (₩) ₩ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 KRW (₩)
Dividends [Abstract]
Dividend paid		₩ 713,497
Dividend paid per share | ₩ / shares		₩ 980
Interim dividends paid	₩ 109,209
Dividends proposed | ₩ / shares	₩ 150
Dividends recognised as distributions to owners per share | $ / shares			$ 750
Dividends paid				₩ 546,044